Exhibit 99

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Collection Period	November, 2011
Payment Date	December 15, 2011
Transaction Month	6

I. SUMMARY

	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2011-A Reference Pool Balance	$1,262,497,868.06	$1,105,186,325.66	$1,079,492,441.74	0.8550450
Total Note Balance	1,051,029,000.00	893,717,457.60	868,023,573.68	0.8258798

Total Overcollateralization	$211,468,868.06	$211,468,868.06	$211,468,868.06

2011-A Exchange Note Balance	1,088,903,936.04	931,592,393.64	905,898,509.72	0.8319361
2011-A Exchange Note Overcollateralization	$173,593,932.02	$173,593,932.02	$173,593,932.02

Overcollateralization	Beginning of Period	End of Period
2011-A Reference Pool Balance as a % of Total Note Balance	123.66%	124.36%
2011-A Reference Pool Balance as a % of 2011-A Exchange Note Balance	118.63%	119.16%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.26061%	$246,000,000.00	$88,688,457.60	$62,994,573.68	0.2560755
Class A-2 Notes	0.74000%	390,000,000.00	390,000,000.00	390,000,000.00	1.0000000
Class A-3 Notes	1.03000%	305,000,000.00	305,000,000.00	305,000,000.00	1.0000000
Class A-4 Notes	1.34000%	65,841,000.00	65,841,000.00	65,841,000.00	1.0000000
Class B Notes	1.92000%	44,188,000.00	44,188,000.00	44,188,000.00	1.0000000

Total		$1,051,029,000.00	$893,717,457.60	$868,023,573.68	0.8258798

	Principal Payments		Interest Payments			Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$25,693,883.92	$104.45	$19,260.92	$0.08	$25,713,144.84	$104.53
Class A-2 Notes	0.00	0.00	240,500.00	0.62	240,500.00	0.62
Class A-3 Notes	0.00	0.00	261,791.67	0.86	261,791.67	0.86
Class A-4 Notes	0.00	0.00	73,522.45	1.12	73,522.45	1.12
Class B Notes	0.00	0.00	70,700.80	1.60	70,700.80	1.60

Total	$25,693,883.92	$104.45	$665,775.84	$0.63	$26,359,659.76	$25.08

II. POOL INFORMATION

			Residual Portion of
2011-A Reference Pool Balance	Lease Balance	Securitization Value	Securitization Value
Beginning of Period	$1,246,135,083.97	$1,105,186,325.66	$750,599,153.94
Change	(29,942,811.38)	(25,693,883.92)	(6,900,348.52)

End of Period	$1,216,192,272.59	$1,079,492,441.74	$743,698,805.42
Residual Portion of Securitization Value as % of Securitization Value at end of period			68.89%

	At Cutoff Date	Terminations in Prior Periods	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	54,427	5,477	48,950	694	48,256

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity In Months				20.1	19.3

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Collection Period	November, 2011
Payment Date	December 15, 2011
Transaction Month	6

			% of End of Period
Delinquent Leases	Number of Leases	Securitization Value	Reference Pool Balance
31 - 60 Days Delinquent	337	$7,373,799.55	0.68%
61 - 90 Days Delinquent	19	401,353.69	0.04%
91 - 120 Days Delinquent	2	53,991.15	0.01%
Over 120 Days Delinquent	3	64,533.84	0.01%

Total Delinquent Leases	361	$7,893,678.23	0.73%

	Current Period	Cumulative
Prepayment Speed	0.56%	0.50%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments	$18,932,839.21
plus: Payoffs	6,886,629.09
plus: Other (including extension fees, excess charges, etc.)	156,518.82
minus: Payaheads	(657,899.60)
plus: Payahead Draws	765,876.04
plus: Advances	993,247.69
minus: Advance Reimbursement Amounts	(794,941.96)
plus: Administrative Removal Amounts	454,421.02
plus: Net Auction Proceeds	5,661,561.72
plus: Recoveries	101,939.49

Total Collections	$32,500,191.52

Reserve Account Balance Beginning of Period	31,562,446.70

Total Collections Plus Reserve	$64,062,638.22

			Remaining
Exchange Note Distributions	Amount Due	Amount Paid	Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$920,988.60	$920,988.60	$63,141,649.62	$0.00
2011-A Exchange Note Interest Payment	1,498,311.10	1,498,311.10	61,643,338.52	0.00
2011-A Exchange Note Principal Payment	25,693,883.92	25,693,883.92	35,949,454.60	0.00
Shortfall Payment (to cover Notes)	0.00	0.00	35,949,454.60	0.00
Reserve Account Deposit	31,562,446.70	31,562,446.70	4,387,007.90	0.00
Shared Amounts	0.00	0.00	4,387,007.90	0.00
Remaining Funds Released to Borrowers	4,387,007.90	4,387,007.90	0.00	0.00

Total	$64,062,638.22	$64,062,638.22	$0.00	$0.00

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Collection Period	November, 2011
Payment Date	December 15, 2011
Transaction Month	6

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2011-A Exchange Note Interest Payment	$1,498,311.10
2011-A Exchange Note Principal Payment	25,693,883.92
Shortfall Payment (to cover Notes)	0.00

Total	$27,192,195.02

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$27,192,195.02	$0.00
Administration Fee	7,447.65	7,447.65	27,184,747.37	0.00
Class A-1 Interest	19,260.92	19,260.92	27,165,486.45	0.00
Class A-2 Interest	240,500.00	240,500.00	26,924,986.45	0.00
Class A-3 Interest	261,791.67	261,791.67	26,663,194.78	0.00
Class A-4 Interest	73,522.45	73,522.45	26,589,672.33	0.00

Total Class A Interest	595,075.04	595,075.04		0.00
First Priority Principal Payment	0.00	0.00	26,589,672.33
Class B Interest	70,700.80	70,700.80	26,518,971.53	0.00
Second Priority Principal Payment	0.00	0.00	26,518,971.53
Regular Principal Payment	25,693,883.92	25,693,883.92	825,087.61	0.00
Reserve Account Deposit	0.00	0.00	825,087.61	0.00
Additional Trustee Fees and Expenses	0.00	0.00	825,087.61	0.00
Remaining Funds to Holder of Residual Interest	825,087.61	825,087.61	0.00	0.00

Total	$27,192,195.02	$27,192,195.02	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance	$2,908,453.01
plus: Additional Advances	993,247.69
minus: Advance Reimbursement Amounts	(794,941.96)

End of Period Advance Balance	$3,106,758.74

Payaheads
Beginning of Period Payahead Balance	$1,979,110.66
plus: Additional Payaheads	657,899.60
minus: Payahead Draws	(765,876.04)

End of Period Payahead Balance	$1,871,134.22

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance	$31,562,446.70
minus: Reserve Account Draw	0.00
plus: Reserve Deposit from Exchange Note Distributions	0.00

Reserve Balance after Deposit from Exchange Note	$31,562,446.70
plus: Reserve Deposit from Note Distributions	0.00

End of Period Reserve Account Balance	$31,562,446.70

Memo: Required Reserve Amount	$31,562,446.70
Reserve Shortfall	$0.00

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Collection Period	November, 2011
Payment Date	December 15, 2011
Transaction Month	6

VII. LEASE TERMINATIONS

	Number of Leases		Securitization Value
	Current Period	Cumulative	Current Period	Cumulative
Retained Vehicles
Early Terminations	247	1,601	$4,938,103.79	$31,871,136.96
Standard Terminations	100	1,679	1,433,729.34	22,595,769.62

Total Retained	347	3,280	$6,371,833.13	$54,466,906.58

Returned Vehicles
Early Terminations	94	363	$1,723,564.86	$6,261,969.28
Standard Terminations	217	2,120	3,222,544.49	29,699,263.75

Total Returned	311	2,483	$4,946,109.35	$35,961,233.03

Charged Off Leases / Repossessed Vehicles	10	56	$260,995.35	$1,284,648.37
Removals by Servicer and Other	26	352	454,647.68	5,418,904.15

Total Terminations	694	6,171	$12,033,585.51	$97,131,692.13

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	352	4365	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			44.81%	40.24%
Early Termination Rate (Early Terminations / Total Terminations)			49.14%	31.83%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS

	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$6,968,939.72
plus: Payahead draws			172,803.08
minus: Unreimbursed Advances			(28,071.70)
minus: Securitization Value of Retained Vehicles			(6,371,833.13)

Total	347	3,280	$741,837.97	$6,541,029.59
Gain (Loss) Per Retained Vehicle			$2,137.86	$1,994.22

Gain (Loss) on Returned Vehicles
Customer Payments			$268,688.16
plus: Net Auction Proceeds			$5,424,548.50
plus: Payahead Draws			45,321.36
minus: Unreimbursed Advances			(25,953.15)
minus: Securitization Value of Returned Vehicles			(4,946,109.35)

Total	311	2,483	$766,495.52	$8,543,821.05
Gain (Loss) Per Returned Vehicle			$2,464.62	$3,440.93

Credit Gain (Loss) Charged Off / Repossessed Vehicles	10	56	$(64,366.37)	$(115,786.86)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(6,436.64)	$(2,067.62)

Gain (Loss) on Removals by Servicer and Other	26	352

Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$49,473.91	$318,693.15

Total Gain (Loss)	694	6,171	$1,493,441.03	$15,287,756.93

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$5,424,548.50
plus: Excess Wear and Use and Excess Mileage Assessed			156,188.36
minus: Residual Portion of Securitization Value			(4,704,271.39)

Total	311	2,483	$876,465.47	$9,249,181.92
Residual Gain (Loss) Per Returned Vehicle			$2,818.22	$3,725.00

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Collection Period	November, 2011
Payment Date	December 15, 2011
Transaction Month	6

SERVICER CERTIFICATION THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS

/s/ Dan Gardetto,
Daniel J Gardetto,
Assistant Treasurer